Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MONETTA TRUST
Central Index Key	0000894240
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Monetta Fund | Monetta Fund
Risk/Return:
Trading Symbol	MONTX
Monetta Young Investor Fund | Monetta Young Investor Fund
Risk/Return:
Trading Symbol	MYIFX
Monetta Mid-Cap Equity Fund | Monetta Mid-Cap Equity Fund
Risk/Return:
Trading Symbol	MMCEX
Orion/Monetta Intermediate Bond Fund | Orion/Monetta Intermediate Bond Fund
Risk/Return:
Trading Symbol	MIBFX

Monetta Fund
Monetta Fund
Investment Objective
The Monetta Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monetta Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monetta Fund
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.71%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monetta Fund	174	539	928	2,019

Portfolio Turnover
The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of Monetta Fund, Inc., the predecessor of the Monetta Fund (the “Predecessor Monetta Fund”), was 131.8% of the average value of its portfolio.

Principal Investment Strategies
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although the Adviser expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500 Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

Principal Risks
Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Monetta Fund’s objective;
●	The stock market declines or stocks in the Monetta Fund’s portfolio may not increase at the rate anticipated;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Performance
The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Predecessor Monetta Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Predecessor Monetta Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index. The Predecessor Monetta Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

MONETTA FUND (MONTX) Calendar Year Total Returns

Highest Quarterly Return	30.39% (quarter ended June 30, 2009)	Lowest Quarterly Return	-25.45% (quarter ended December 31, 2008)

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Monetta Fund	Return Before Taxes	10.47%	(1.71%)	6.74%
Monetta Fund After Taxes on Distributions	Return After Taxes on Distributions	10.20%	(1.75%)	6.71%
Monetta Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.15%	(1.44%)	5.94%
Monetta Fund S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of Monetta Fund, Inc., the predecessor of the Monetta Fund (the “Predecessor Monetta Fund”), was 131.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.80%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although the Adviser expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500 Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Monetta Fund’s objective;
●	The stock market declines or stocks in the Monetta Fund’s portfolio may not increase at the rate anticipated;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Predecessor Monetta Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Predecessor Monetta Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index. The Predecessor Monetta Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some indication of the risks of investing in the Monetta Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Monetta Fund's past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MONETTA FUND (MONTX) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	30.39% (quarter ended June 30, 2009)	Lowest Quarterly Return	-25.45% (quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Monetta Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2003	rr_AnnualReturn2003	30.08%
Annual Return 2004	rr_AnnualReturn2004	1.49%
Annual Return 2005	rr_AnnualReturn2005	15.40%
Annual Return 2006	rr_AnnualReturn2006	7.51%
Annual Return 2007	rr_AnnualReturn2007	27.77%
Annual Return 2008	rr_AnnualReturn2008	(47.54%)
Annual Return 2009	rr_AnnualReturn2009	48.73%
Annual Return 2010	rr_AnnualReturn2010	23.42%
Annual Return 2011	rr_AnnualReturn2011	(13.75%)
Annual Return 2012	rr_AnnualReturn2012	10.47%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.74%
Monetta Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.75%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.71%
Monetta Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Monetta Young Investor Fund
Monetta Young Investor Fund
Investment Objective
The Monetta Young Investor Fund (“Young Investor Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Young Investor Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monetta Young Investor Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monetta Young Investor Fund
Management Fees		0.55%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed (through April 30, 2014) to waive fees and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 1.00% of average net assets. This agreement may be terminated only by the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Young Investor Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Young Investor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Young Investor Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monetta Young Investor Fund	112	418	746	1,674

Portfolio Turnover
The Young Investor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Young Investor Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Young Investor Fund’s performance. During the most recent fiscal year, the Young Investor Fund’s portfolio turnover rate was 61.7% of the average value of its portfolio.

Principal Investment Strategies
The Young Investor Fund, which is open to all investors, employs a “core-plus” investment approach: the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) and other funds that seek to track the S&P 500 Index (the “Index”). The balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well known companies that produce products or provide services that are recognized by many investors. In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, an established and experienced management team and a strong balance sheet. The Adviser also considers price direction, volume and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Fund’s portfolio. The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

Principal Risks
Although every effort is made to achieve the Young Investor Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Young Investor Fund’s objective;
●	The value of the Fund’s portfolio could decrease if the value of the stocks, ETFs and other funds go down in value;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●	The stock market declines or stocks in the Fund’s portfolio may not increase at the rate anticipated;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Performance
The following bar chart and table show the risks of investing in the Young Investor Fund. The bar chart shows the changes in the Young Investor Fund’s performance from year to year. Also shown are the Young Investor Fund’s highest and lowest quarterly returns. The table below shows the Young Investor Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index. The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future. Updated performance is available on the Funds’ website at www.monetta.com or by calling 1-800-MONETTA.

YOUNG INVESTOR FUND (MYIFX) Calendar Year Total Returns

Highest Quarterly Return	22.97% (quarter ended June 30, 2009)	Lowest Quarterly Return	-12.77% (quarter ended December 31, 2008)

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Monetta Young Investor Fund	Return Before Taxes	14.71%	9.57%	8.68%	Dec 12, 2006
Monetta Young Investor Fund After Taxes on Distributions	Return After Taxes on Distributions	14.44%	9.11%	8.27%
Monetta Young Investor Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.91%	8.12%	7.39%
Monetta Young Investor Fund S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	2.37%	Dec 12, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Young Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Young Investor Fund (“Young Investor Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Young Investor Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Young Investor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Young Investor Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Young Investor Fund’s performance. During the most recent fiscal year, the Young Investor Fund’s portfolio turnover rate was 61.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.70%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Young Investor Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Young Investor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Young Investor Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Young Investor Fund, which is open to all investors, employs a “core-plus” investment approach: the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) and other funds that seek to track the S&P 500 Index (the “Index”). The balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well known companies that produce products or provide services that are recognized by many investors. In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, an established and experienced management team and a strong balance sheet. The Adviser also considers price direction, volume and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Fund’s portfolio. The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Young Investor Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Young Investor Fund’s objective;
●	The value of the Fund’s portfolio could decrease if the value of the stocks, ETFs and other funds go down in value;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●	The stock market declines or stocks in the Fund’s portfolio may not increase at the rate anticipated;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the risks of investing in the Young Investor Fund. The bar chart shows the changes in the Young Investor Fund’s performance from year to year. Also shown are the Young Investor Fund’s highest and lowest quarterly returns. The table below shows the Young Investor Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index. The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future. Updated performance is available on the Funds’ website at www.monetta.com or by calling 1-800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the risks of investing in the Young Investor Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Young Investor Fund's past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YOUNG INVESTOR FUND (MYIFX) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	22.97% (quarter ended June 30, 2009)	Lowest Quarterly Return	-12.77% (quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.77%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Monetta Young Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Annual Return 2007	rr_AnnualReturn2007	5.16%
Annual Return 2008	rr_AnnualReturn2008	(26.78%)
Annual Return 2009	rr_AnnualReturn2009	49.80%
Annual Return 2010	rr_AnnualReturn2010	23.68%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Annual Return 2012	rr_AnnualReturn2012	14.71%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Monetta Young Investor Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Monetta Young Investor Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed (through April 30, 2014) to waive fees and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 1.00% of average net assets. This agreement may be terminated only by the Fund's Board of Trustees.

Monetta Mid-Cap Equity Fund
Monetta Mid-Cap Equity Fund
Investment Objective
The Monetta Mid-Cap Equity Fund (“Mid-Cap Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monetta Mid-Cap Equity Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monetta Mid-Cap Equity Fund
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		2.76%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	3.77%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid-Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monetta Mid-Cap Equity Fund	379	1,152	1,944	4,010

Portfolio Turnover
The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 137.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of companies with a market capitalization of between $1 billion and $10 billion. Based on market conditions, the Fund may be over-weighted in stocks of companies operating in volatile industry sectors. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Adviser seeks to invest in quality mid-sized companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Mid-Cap Fund’s portfolio.

Principal Risks
Although every effort is made to achieve the Mid-Cap Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Mid-Cap Fund’s objective;
●	The stock market declines or stocks in the Mid-Cap Fund’s portfolio may not increase at the rate anticipated;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	Mid-size companies and mid-cap stocks may be more volatile than large-cap stocks;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Performance
The following bar chart and table show some indication of the risks of investing in the Mid-Cap Fund. The bar chart shows the changes in the Mid-Cap Fund’s performance from year to year. Also shown are the Mid-Cap Fund’s highest and lowest quarterly returns. The table below shows the Mid-Cap Fund’s average annual total returns for certain time periods compared to the returns of the S&P 400 Index, a broad-based securities index. The Mid-Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated performance is available on the Funds’ website at www.monetta.com or by calling 1-800-MONETTA.

MID-CAP EQUITY FUND (MMCEX) Calendar Year Total Returns

Highest Quarterly Return	33.48% (quarter ended June 30, 2009)	Lowest Quarterly Return	-24.39% (quarter ended December 31, 2008)

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Monetta Mid-Cap Equity Fund	Return Before Taxes	11.61%	1.02%	7.40%	5.87%	Mar 1, 1993
Monetta Mid-Cap Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	11.61%	1.02%	7.40%	3.94%
Monetta Mid-Cap Equity Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.55%	0.87%	6.54%	4.05%
Monetta Mid-Cap Equity Fund S&P 400 Index (reflects no deductions for fees, expenses or taxes)	S&P 400 Index (reflects no deductions for fees, expenses or taxes)	17.88%	5.15%	10.53%	11.33%	Mar 1, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Mid-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Mid-Cap Equity Fund (“Mid-Cap Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 137.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid-Cap Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of companies with a market capitalization of between $1 billion and $10 billion. Based on market conditions, the Fund may be over-weighted in stocks of companies operating in volatile industry sectors. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Adviser seeks to invest in quality mid-sized companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Mid-Cap Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Mid-Cap Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Mid-Cap Fund’s objective;
●	The stock market declines or stocks in the Mid-Cap Fund’s portfolio may not increase at the rate anticipated;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	Mid-size companies and mid-cap stocks may be more volatile than large-cap stocks;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the fund as a result of a steep, sudden and/or prolonged market decline.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show some indication of the risks of investing in the Mid-Cap Fund. The bar chart shows the changes in the Mid-Cap Fund’s performance from year to year. Also shown are the Mid-Cap Fund’s highest and lowest quarterly returns. The table below shows the Mid-Cap Fund’s average annual total returns for certain time periods compared to the returns of the S&P 400 Index, a broad-based securities index. The Mid-Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated performance is available on the Funds’ website at www.monetta.com or by calling 1-800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some indication of the risks of investing in the Mid-Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MID-CAP EQUITY FUND (MMCEX) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	33.48% (quarter ended June 30, 2009)	Lowest Quarterly Return	-24.39% (quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1993
Monetta Mid-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	379
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,010
Annual Return 2003	rr_AnnualReturn2003	46.39%
Annual Return 2004	rr_AnnualReturn2004	0.28%
Annual Return 2005	rr_AnnualReturn2005	12.08%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	12.56%
Annual Return 2008	rr_AnnualReturn2008	(47.29%)
Annual Return 2009	rr_AnnualReturn2009	51.81%
Annual Return 2010	rr_AnnualReturn2010	32.80%
Annual Return 2011	rr_AnnualReturn2011	(11.30%)
Annual Return 2012	rr_AnnualReturn2012	11.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1993
Monetta Mid-Cap Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Monetta Mid-Cap Equity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Orion/Monetta Intermediate Bond Fund
Orion/Monetta Intermediate Bond Fund
Investment Objective
The Orion/Monetta Intermediate Bond Fund (“Bond Fund”) seeks high current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Orion/Monetta Intermediate Bond Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Orion/Monetta Intermediate Bond Fund
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses (1)	[1]	1.66%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Orion/Monetta Intermediate Bond Fund	169	523	902	1,965

Portfolio Turnover
The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 38.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Bond Fund invests (at the time of investment) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate bonds and notes, government securities, taxable municipal obligations, securities backed by mortgages or other assets and Treasury Inflation-Protected Securities (“TIPS”). Under normal circumstances, the dollar-weighted average maturity of the Fund’s portfolio will be between 3 and 10 years. At least 70% of total assets (at time of investment) must be invested in U.S. government securities or securities rated in the four highest investment grade categories by Moody’s (e.g., bonds rated “Aaa”, “Aa”, “A” or “Baa” by Moody’s) or S&P (e.g., bonds rated “AAA”, “AA”, “A” or “BBB” by S&P), or their equivalent (“Investment Grade Instruments”). Fund securities that are not Investment Grade Instruments may include exchange-traded funds that invest in fixed-income securities and fixed-income instruments that are not rated or are rated below investment grade.

The Fund may invest up to 25% of its assets (at time of investment) in bonds and other fixed-income securities of foreign issuers payable in U.S. dollars. It may also invest up to 5% in exchange-traded funds (“ETFs”) that track or replicate a desired index.

Principal Risks
Although every effort is made to achieve the Bond Fund’s objective of high current income consistent with preservation of capital, the Adviser/Sub-Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default. The principal risks include:

●	The investment strategy does not achieve the Bond Fund’s objective;
●	The declining value of the securities if interest rates rise;
●	There is credit risk associated with the securities that the Fund invests in if an issuer is unable to make principal and interest payments when due;
●	The prepayment of the security by the issuer as a result of falling interest rates;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.;

●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

Performance
The following bar chart and table show the risks of investing in the Bond Fund. The bar chart below shows the changes in the Bond Fund’s performance from year to year. Also shown is the Bond Fund’s highest and lowest quarterly returns. The table on the following page shows the Bond Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Capital Intermediate Gov’t/Credit Bond Index. The Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

BOND FUND (MIBFX) Calendar Year Total Returns

Highest Quarterly Return	6.56% (quarter ended June 30, 2009)	Lowest Quarterly Return	-5.22% (quarter ended September 30, 2008)

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Orion/Monetta Intermediate Bond Fund	Return Before Taxes	7.11%	5.61%	4.47%	5.69%	Mar 1, 1993
Orion/Monetta Intermediate Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	6.06%	4.22%	3.11%	3.73%
Orion/Monetta Intermediate Bond Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.70%	4.04%	3.07%	3.69%
Orion/Monetta Intermediate Bond Fund Barclays Capital Intermediate Gov���t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays Capital Intermediate Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	3.89%	5.18%	4.62%	5.70%	Mar 1, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Orion/Monetta Intermediate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Orion/Monetta Intermediate Bond Fund (“Bond Fund”) seeks high current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 38.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Bond Fund invests (at the time of investment) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate bonds and notes, government securities, taxable municipal obligations, securities backed by mortgages or other assets and Treasury Inflation-Protected Securities (“TIPS”). Under normal circumstances, the dollar-weighted average maturity of the Fund’s portfolio will be between 3 and 10 years. At least 70% of total assets (at time of investment) must be invested in U.S. government securities or securities rated in the four highest investment grade categories by Moody’s (e.g., bonds rated “Aaa”, “Aa”, “A” or “Baa” by Moody’s) or S&P (e.g., bonds rated “AAA”, “AA”, “A” or “BBB” by S&P), or their equivalent (“Investment Grade Instruments”). Fund securities that are not Investment Grade Instruments may include exchange-traded funds that invest in fixed-income securities and fixed-income instruments that are not rated or are rated below investment grade.

The Fund may invest up to 25% of its assets (at time of investment) in bonds and other fixed-income securities of foreign issuers payable in U.S. dollars. It may also invest up to 5% in exchange-traded funds (“ETFs”) that track or replicate a desired index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Bond Fund’s objective of high current income consistent with preservation of capital, the Adviser/Sub-Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default. The principal risks include:

●	The investment strategy does not achieve the Bond Fund’s objective;
●	The declining value of the securities if interest rates rise;
●	There is credit risk associated with the securities that the Fund invests in if an issuer is unable to make principal and interest payments when due;
●	The prepayment of the security by the issuer as a result of falling interest rates;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.;

●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the risks of investing in the Bond Fund. The bar chart below shows the changes in the Bond Fund’s performance from year to year. Also shown is the Bond Fund’s highest and lowest quarterly returns. The table on the following page shows the Bond Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Capital Intermediate Gov’t/Credit Bond Index. The Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the risks of investing in the Bond Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BOND FUND (MIBFX) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	6.56% (quarter ended June 30, 2009)	Lowest Quarterly Return	-5.22% (quarter ended September 30, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Barclays Capital Intermediate Gov���t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1993
Orion/Monetta Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Annual Return 2003	rr_AnnualReturn2003	3.78%
Annual Return 2004	rr_AnnualReturn2004	2.38%
Annual Return 2005	rr_AnnualReturn2005	1.05%
Annual Return 2006	rr_AnnualReturn2006	3.54%
Annual Return 2007	rr_AnnualReturn2007	6.02%
Annual Return 2008	rr_AnnualReturn2008	(1.89%)
Annual Return 2009	rr_AnnualReturn2009	13.78%
Annual Return 2010	rr_AnnualReturn2010	6.44%
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	7.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1993
Orion/Monetta Intermediate Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Orion/Monetta Intermediate Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013